SUPPLEMENTARY CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2025
SUPPLEMENTARY CASH FLOW INFORMATION

16. SUPPLEMENTARY CASH FLOW INFORMATION

	For the six months ended
	June 30, 2025	June 30, 2024
Net change in non-cash working capital items:
Inventory	$(2,841)	$(1,100)
Prepaid expenses and other assets	(257)	(417)
Taxes recoverable	(508)	1,532
Taxes payable	288	169
Accounts payable and accrued liabilities	2,079	(1,943)
Amounts receivable	(3,135)	122
Amounts due to related parties	(148)	(120)
	$(4,522)	$(1,757)

	June 30, 2025	June 30, 2024
Other supplementary information:
Interest paid	$136	$123
Taxes paid	3,590	13
	$3,726	$136

	June 30, 2025	June 30, 2024
Non-cash investing and financing activities:
Transfer of share-based payments reserve upon vesting of RSUs	$1,008	$1,018
Transfer of share-based payments reserve upon exercise of stock options	1,155	90
Equipment acquired under finance leases and equipment loans	4,014	820
	$6,177	$1,928